497(e)
                                                                      333-160951

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 15, 2010 TO THE MAY 1, 2010 PROSPECTUS FOR RETIREMENT CORNERSTONE(SM) SERIES CP(SM)

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This supplement modifies certain information in the above-referenced
Prospectus, supplements to the Prospectus and Statement of Additional Information dated May 1, 2010, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information is added to the state table under "Appendix IV -- State contract availability and/or variations of certain features and benefits" for the state of Connecticut in the Prospectus:


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STATE         FEATURES AND BENEFITS                               AVAILABILITY OR VARIATION
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
CONNECTICUT   See "Credits" in "Contract features and benefits"   Credits applied to contributions made within one year of death of
              (For Series CP(SM) contracts only)                  the owner (or older joint owner, if applicable) will not be recovered. However, any applicable contract withdrawal charges will continue to apply to those contributions.
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














    RETIREMENT CORNERSTONE(SM) SERIES IS ISSUED BY AND IS A SERVICE MARK OF
  AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE). RETIREMENT CORNERSTONE SERIES CP(SM) IS A SERVICE MARK OF AXA EQUITABLE. CO-DISTRIBUTED BY AFFILIATES
   AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC. 1290 AVENUE OF THE AMERICAS,
                              NEW YORK, NY 10104.

   COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234



IM-12-34 (12/10)                                      Catalog No. 146242 (12/10)
RC/(AR)IF/NB                                                              x03432